Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2010 and 2011 were as follows:

	As of March 31,
	2010		2011		2011
	(In millions)
Interest-bearing:
Savings deposits	Rs.	498,656.6	Rs.	634,476.8	US$	14,245.1
Time deposits		802,389.4		984,806.8		22,110.6

Total interest-bearing deposits		1,301,046.0		1,619,283.6		36,355.7
Non-interest bearing deposits		371,354.3		462,845.4		10,391.7

Total	Rs.	1,672,400.3	Rs.	2,082,129.0	US$	46,747.4

Time Deposits By Maturity

As of March 31, 2011, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2011
	(In millions)
Due to mature in the fiscal year ending March 31:
2012	Rs.	760,749.9	US$	17,080.2
2013		174,027.3		3,907.2
2014		39,307.1		882.5
2015		2,455.2		55.1
2016		5,530.8		124.2
Thereafter		2,736.5		61.4

Total	Rs.	984,806.8	US$	22,110.6